Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 131,172,835	$ 117,190,763
Business combinations [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	1,894,770	1,894,770
Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 1,894,770	$ 1,894,770